Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The components of the provision for income taxes for the past two years are as follows:

	For the years ended December 31,
(In thousands)	2012	2011
Federal - current provision	$1,227	$775
Federal - deferred provision (benefit)	459	(335)
Total federal provision	1,686	440
State - current provision (benefit)	216	(10)
State - deferred provision	324	339
Total state provision	540	329
Total provision for income taxes	$2,226	$769

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	For the years ended December 31,
(In thousands, except percentages)	2012	2011
Federal income tax provison at statutory rate	$2,199	$1,127
Increases (decreases) resulting from:
Bank owned life insurance	(100)	(100)
Tax-exempt interest	(161)	(155)
Meals and entertainment	17	16
Reversal of valuation reserve	-	(323)
State income taxes, net of federal income tax effect	356	217
Other, net	(85)	(13)
Provision for income taxes	$2,226	$769
Effective tax rate	34.4%	23.2%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

(In thousands)	December 31, 2012	December 31, 2011
Deferred tax assets:
Allowance for loan losses	$5,895	$6,529
Lost interest on nonaccrual loans	717	1,011
Stock-based compensation	390	329
Depreciation	256	199
Deferred compensation	174	150
Disallowed writedowns on OREO properties	60	-
State net operating loss	-	112
Net unrealized cash flow hedge losses	-	17
Other	102	69
Total deferred tax assets	7,594	8,416
Deferred tax liabilities:
Net unrealized security gains	885	760
Deferred loan costs	354	464
Goodwill	286	246
Bond accretion	115	68
Total deferred tax liabilities	1,640	1,538
Net deferred tax asset	$5,954	$6,878